Accumulated Other Comprehensive Income (Loss) (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	$ 79	$ 83	$ 83	$ 94	$ 107	$ 119
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	(4)	(2)	(5)	0	9	16
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	9	6	13	14	8	(10)
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	1	1	2	3	1	(2)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	453	449	445	376	380	396
Equity Method Investees
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of tax	$ 0	$ 0	$ 1	$ 1	$ 1	$ 1